Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Cash Flow Information
21.	CASH FLOW INFORMATION

(a)	Reconciliation of net loss to net cash flow used in operating activities

	Year Ended December 31,
	2013	2012

Net loss	$(447,660)	$(558,233)
Loss from discontinued operations	80,603	113,618
Items not involving use of cash
Stock-based compensation	11,727	77,029
Accretion expense	6,237	2,869
Depreciation	61,585	46,203
Accrued interest income	(8,870)	(10,345)
Financing costs	-	164,384
Unrealized losses on long-term investments	656	4,515
Realized gains on sale of long-term investments	(234,910)	(38)
Unrealized gains on other long-term investments	(238)	(11,463)
Realized gains on other long-term investments	(1,952)	(4,483)
Change in fair value of derivative	(87,722)	(194,664)
Change in fair value of embedded derivatives	(5,481)	(39,512)
Unrealized foreign exchange losses (gains)	341	(14,308)
Share of loss of significantly influenced investees	3,082	33,233
Write-down of carrying value of accounts receivables	30,352	-
Write-down of carrying value of inventories	67,819	17,219
Write-down of carrying value of property, plant and equipment	73,564	15,245
Write-down of carrying value of long-term investments	4,649	32,881
Deferred income taxes	58,597	(18,637)
Bonus shares	-	5,621
Net change in non-cash operating working capital items:
Decrease (increase) in:
Accounts receivable	6,375	(8,285)
Due from related parties	(2,835)	(433)
Inventories	(465,497)	(219,603)
Prepaid expenses	13,405	170
(Decrease) increase in:
Accounts payable and accrued liabilities	103,141	115,302
Payable to related parties	(19,049)	66,199
Deferred revenue	107,796	-
Interest payable on long-term debt	17,530	2,074

Cash used in operating activities of continuing operations	(626,755)	(383,442)

Cash used in operating activities of discontinued operations	(4,142)	(123,863)

Cash used in operating activities	$(630,897)	$(507,305)

(b)	Supplementary information regarding other non-cash transactions

The non-cash investing and financing activities relating to continuing operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31,
	2013	2012

Financing activites:
Rights offering (Note 14 (e))	$-	$493,673
Interest settlement on convertible credit facility (Note 10)	8,000	4,000

	$8,000	$497,673

(c)	Other supplementary information

	Year Ended December 31,
	2013	2012

Interest paid	$44,747	$9,843

Income taxes paid	$339	$2,418